SUMMARY OF REVENUE (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Revenue	$ 6,794,816	$ 120,554	$ 9,864
EasyDNA Branded Tests [Member] | Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Revenue	5,989,782
GeneType Branded Tests [Member] | Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Revenue	7,551	25,347	9,864
License Fees [Member] | Goods or services transferred over time [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 797,483	$ 95,207